Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial results
Interest on tuition fees paid in arrears	R$ 26,545	R$ 17,456	R$ 15,715
Financial investment yield	31,392	23,982	6,296
Foreign exchange gain	5,870	3,817	13,550
Other	759	265	997
Total	64,566	45,520	36,558
Interest on payables from acquisition of subsidiaries	(40,069)	(40,405)	(34,980)
Interest on lease	(28,246)	(16,008)	(15,085)
Interest on loans and financing	(165,881)	(8,642)	(6,205)
Foreign exchange loss	(7,481)	(1,711)	(2,714)
Other	(22,760)	(8,113)	(5,434)
Total	(264,437)	(74,879)	(64,418)
Financial results	R$ (199,871)	R$ (29,359)	R$ (27,860)